Revenues and other income - Schedule of Revenues and Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ (11,609)	€ 30,058	€ 0
Research tax credit	3,300	3,939	4,091
Subsidies	89	229	135
Other	1,029	1,981	550
Other income	4,419	6,150	4,776
Total revenues and other income	(7,191)	36,207	4,776
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(17,534)	29,750	0
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 5,924	€ 308	€ 0